Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Loans Payable
Loans Payable

4.      Loans Payable

Mortgages Payable

The Company’s mortgages payables, net, were $51,942,387 and $33,236,397 as of September 30, 2019 and December 31, 2018, respectively.

				Balance
	Monthly	Interest		September 30,	December 31,
Property	Payment	Rate	Maturity	2019	2018
				(unaudited)
Franklin Square	Interest only	4.70%	October 2021	$14,275,000	$14,275,000
Hampton Inn (a)	Interest only	Variable (b)	November 2020	10,600,000	10,600,000
Hanover Square (c)	$51,993	4.90%	December 2027	8,642,520	8,772,562
Ashley Plaza (d)	Interest only	3.75%	September 2029	11,400,000	—
Clemson Best Western (e)	Interest only	Variable	October 2022	7,750,000	—

Unamortized issuance costs, net				(725,133)	(411,165)
Total mortgages payable, net				$51,942,387	$33,236,397

(a)

Certain of the Company’s obligation under the mortgage loan for the Hampton Inn Property to complete a property improvement plan (PIP) are guaranteed by individual members of the Manager and by an individual member of the noncontrolling owner. This guarantee is irrevocable and unconditional and requires the PIP work to be completed on schedule and free of all liens. As of September 30, 2019, the PIP was substantially complete.

(b)

The mortgage loan for the Hampton Inn Property bears interest at a variable rate based on LIBOR with a minimum rate of 6.1 percent. The interest rate payable is the USD LIBOR one-month rate plus 5 percent. As of September 30, 2019 and December 31, 2018, the rate in effect for the Hampton Inn Property mortgage was 7.125 percent and 7.50 percent, respectively.

(c)

The mortgage loan for the Hanover Square Property bears interest at a fixed rate of 4.9 percent until January 2023, when the interest rate adjusts to a new fixed rate which will be determined by adding 3.10 percentage points to the daily average yield on United States Treasury securities adjusted to a constant maturity of five years, as made available by the Federal Reserve Board, with a minimum of 4.9 percent. The fixed monthly payment includes principal and interest. The mortgage loan agreement for the Hanover Square property includes covenants to (i) maintain a Debt Service Coverage Ratio (“DSCR”) in excess of 1.35 to 1.00 and (ii) maintain a loan-to-value of real estate ratio of 75 percent. As of September 30, 2019, the Company believes that it is complaint with these covenants.

(d)

The mortgage loan for the Ashley Plaza Property bears interest at a fixed rate of 3.75 percent and is interest only for the first twelve months.  Beginning on October 1, 2020, the monthly payment will be $52,795 for the remaining term of the loan, which will include interest at the fixed rate, and principal, based on a thirty year amortization schedule.

(e)

The mortgage loan for the Clemson Best Western Property bears interest at a variable rate based on LIBOR with a minimum rate of 7.15 percent. The interest rate payable is the USD LIBOR one-month rate plus 4.9 percent.  As of September 30, 2019, the rate in effect for the Clemson Best Western Property mortgage was 7.15 percent.

For the Franklin Square Property mortgage payable, interest expense was $171,458 and $171,458 for the three months ended September 30, 2019 and 2018, respectively, and $508,783 and $508,784 for the nine months ended September 30, 2019 and 2018, respectively. Amortization of capitalized issuance costs was $4,638 and $4,638 for the three months ended September 30, 2019 and 2018, respectively, and $13,914 and $13,914 for the nine months ended September 30, 2019 and 2018, respectively. Interest accrued as of September 30, 2019 and December 31, 2018 was $55,910 and $57,774, respectively. As of September 30, 2019 and December 31, 2018, accumulated amortization of capitalized issuance costs was $44,835 and $30,921, respectively.

For the Hampton Inn Property mortgage payable, interest expense (before considering the impact of the offsetting payments from the interest rate protection transaction (see note below) was $196,432 and $190,726 for the three months ended September 30, 2019 and 2018, respectively, and $597,281 and $557,236 for the nine months ended September 30, 2019 and 2018, respectively. Payments received from the interest rate protection transaction (see note below) were recorded as a reduction of interest expense and were $10,122 and $3,386 for the three months ended September 30, 2019 and 2018, respectively, and $38,057 and $3,386 for the nine months ended September 30, 2019 and 2018, respectively. Amortization of capitalized issuance costs was $34,890 and $34,890 for the three months ended September 30, 2019 and 2018, respectively and $104,670 and $104,670 for the nine months ended September 30, 2019 and 2018, respectively. As of September 30, 2019 and December 31, 2018 accumulated amortization of capitalized issuance costs was $267,491 and $162,821, respectively.

For the Hanover Square Property mortgage payable, interest expense was $106,067 and $104,844 for the three months ended September 30, 2019 and 2018, respectively, and $320,012 and $167,762 for the nine months ended September 30, 2019 and 2018, respectively. Amortization of capitalized issuance costs was $3,183 and $3,183 for the three months ended September 30, 2019 and 2018, respectively and $9,549 and $5,305 for the nine months ended September 30, 2019 and 2018, respectively. Interest accrued as of September 30, 2019 and December 31, 2018 was $34,114 and $0, respectively. As of September 30, 2019 and December 31, 2018, accumulated amortization of capitalized issuance costs was $18,037 and $8,488, respectively.

For the Ashley Plaza Property mortgage payable, interest expense was $38,000 and $0 for the three months ended September 30, 2019 and 2018, respectively, and $38,000 and $0 for the nine months ended September 30, 2019 and 2018, respectively.  Amortization of capitalized issuance costs was $1,453 and $0 for the three months ended September 30, 2019 and 2018, respectively and $1,453 and $0 for the nine months ended September 30, 2019 and 2018, respectively.  As of September 30, 2019 and December 31, 2018, accumulated amortization of capitalized issuance costs was $1,453 and $0 respectively.

For the Clemson Best Western Property mortgage payable, interest expense was $13,853 and $0 for the three months ended September 30, 2019 and 2018, respectively, and $13,853 and $0 for the nine months ended September 30, 2019 and 2018, respectively.

Other interest expense was $8,266 and $379 for the three months ended September 30, 2019 and 2018, respectively, and $15,493 and $40,002 for the nine months ended September 30, 2019 and 2018, respectively. Other interest expense includes interest paid on the line of credit, short term and on the notes payable and related party notes payable, short term (see notes, below).

Interest rate protection transactions

The Hampton Inn Property

On November 3, 2017, the Company entered into an interest rate protection transaction to limit the Company’s exposure to increases in interest rates on the variable rate mortgage loan on the Hampton Inn Property. Under this agreement, the Company’s interest rate exposure is capped at 7 percent if USD 1‑Month LIBOR BBA exceeds 2 percent. USD 1‑Month LIBOR was 2.016 percent and 2.520 percent as of September 30, 2019 and December 31, 2018, respectively. In accordance with the guidance on derivatives and hedging, the Company records all derivatives on the balance sheet at fair value. As of September 30, 2019 and December 31, 2018, respectively, the fair value of the interest rate protection transaction was $7,129 and $126,797. The Company reports changes in the fair value of the derivative as a decrease (increase) in fair value-interest rate cap on its consolidated statements of operations.

Beginning in July 2018, the USD 1‑Month LIBOR BBA rate exceeded two percent and remained in excess of two percent on each subsequent monthly valuation date from July 2018 through September 30, 2019. For the three months ended September 30, 2019 and 2018, respectively, the Company received $10,122 and $3,386 in payments under the Interest Rate Protection Transaction and for the nine months ended September 30, 2019 and 2018, respectively, the Company received $38,057 and $3,386 in payments under the Interest Rate Protection Transaction. All payments were recorded as a reduction to interest expense.

The Clemson Best Western Property

On September 27, 2019, the Company entered into an interest rate protection transaction to limit the Company’s exposure to increases in interest rates on the variable rate mortgage loan on the Clemson Best Western Property.  Under this agreement, the Company’s interest rate exposure is capped at 8.4 percent if USD 1-Month LIBOR BBA exceeds 3.5 percent. USD 1-Month LIBOR was 2.016 percent and 2.520 percent as of September 30, 2019 and December 31, 2018, respectively.  In accordance with the guidance on derivatives and hedging, the Company records all derivatives on the balance sheet at fair value. As of September 30, 2019 and December 31, 2018, respectively, the fair value of the interest rate protection transaction was $1,364 and $0. The Company reports changes in the fair value of the derivative as a decrease (increase) in fair value-interest rate cap on its consolidated statements of operations.

Line of credit, short term

As of September 30, 2019, the Company had a line of credit, short term outstanding in the principal amount of $2,000,000.  The line of credit, short term was established on August 21, 2019 to provide short term funding for the Company’s acquisition of the Ashley Plaza Property and the Clemson Best Western Property (see note on 2019 acquisitions, above). On August 29, 2019, the Company received $1,000,000 in funding from the line of credit, short term, to fund a portion of its acquisition of the Ashley Plaza Property.  On September 26, 2019, the Company received $1,000,000 to fund a portion of its acquisition of the Clemson Best Western Property.  The Company paid $30,000 of loan fees, which were recorded as capitalized issuance costs, which are presented as a direct reduction of the associated debt.  The line of credit, short term, has a six month term and matures on February 21, 2020.

The line of credit, short term, bears interest at a variable rate calculated at 250 basis points over USD 1-Month LIBOR as published in the Wall Street Journal. The rate adjusts on the first day of each month during which the loan is outstanding.  As of September 30, 2019, the rate in effect for the line of credit, short term, was 4.724 percent.  On October 1, 2019 the rate in effect adjusted to 4.516 percent.  Interest expense includes amortization of the capitalized issuance costs using the straight-line method, which approximates to the effective interest method, over the six-month term of the loan.

For the line of credit, short term, interest expense was $4,856 and $0 for the three months ended September 30, 2019 and 2018, respectively, and $4,856 and $0 for the nine months ended September 30, 2019 and 2018, respectively.  Interest accrued as of September 30, 2019 and December 31, 2018 was $4,856 and $0, respectively. Amortization of capitalized issuance costs was $5,000 and $0 for the three months ended September 30, 2019 and 2018, respectively and $5,000 and $0 for the nine months ended September 30, 2019 and 2018, respectively.  As of September 30, 2019 and December 31, 2018, accumulated amortization of capitalized issuance costs was $5,000 and $0 respectively.

As of December 31, 2018, the Company had no line of credit, short term outstanding.

Note payable and related party notes payable, short term

As of September 30, 2019 and December 31, 2018, the Company had a related party note payable, short term, outstanding in the principal amount of $183,000 (see related party transactions, below) and $0, respectively. This note was issued on September 30, 2019 to fund a portion of the Company’s acquisition of the Brookfield Center Property, which closed on October 3, 2019 (see Note 10, below). The note is due on demand and bears interest at a rate of 5 percent annually.

During the three and nine months ended September 30, 2018, the Company repaid a short term note payable in the principal amount of $0 and $1,500,000, respectively. In addition, during the three and nine months ended September 30, 2018, the Company repaid related party notes payable, short term, to five related parties totaling $0 and $677,538, respectively.

Debt Maturity

The Company’s scheduled principal repayments on indebtedness as of September 30, 2019 (unaudited) are as follows:

		Line of Credit,
	Mortgages Payable	Short Term	Total
For the remaining three months ending December 31, 2019	$50,319	$—	$50,319
2020	10,849,696	2,000,000	12,849,696
2021	14,692,388	—	14,692,388
2022	8,186,108	—	8,186,108
2023	455,682	—	455,682
Thereafter	18,433,327	—	18,433,327
Total Maturities	$52,667,520	$2,000,000	$54,667,520
Less unamortized issuance costs	(725,133)	(25,000)	(750,133)
Mortgages payable, net	$51,942,387	$1,975,000	$53,917,387

4.    Mortgages Payable

The Company’s mortgages payables were $33,236,397 and $24,419,268 as of December 31, 2018 and December 31, 2017, respectively.

				Balance
	Monthly	Interest		December 31,
Property	Payment	Rate	Maturity	2018	2017
Franklin Square	Interest only	4.7%	October 2021	$14,275,000	$14,275,000
Hampton Inn (a)	Interest only	Variable (b)	November 2020	10,600,000	10,600,000
Hanover Square (c)	$51,993	4.9%	December 2027	8,772,562	—

Unamortized issuance costs, net				(411,165)	(455,732)
Total mortgages payable, net				$33,236,397	$24,419,268

(a)

Certain of the Company’s obligation under the mortgage loan for the Hampton Inn Property to complete a property improvement plan (PIP) are guaranteed by individual members of the Manager and by an individual member of the noncontrolling owner. This guarantee is irrevocable and unconditional and requires the PIP work to be completed on schedule and free of all liens.

(b)

The mortgage loan for the Hampton Inn Property bears interest at a variable rate based on LIBOR with a minimum rate of 6.1 percent. The interest rate payable is the USD LIBOR one-month rate plus 5 percent. As of December 31, 2018 and 2017, the rate in effect for the Hampton Inn Property mortgage was 7.50 percent and 6.50 percent, respectively.

(c)

The mortgage loan for the Hanover Square property bears interest at a fixed rate of 4.9% until January 2023, when the interest rate adjusts to a fixed rate which will be determined by adding 3.10 percentage points to the daily average yield on United States Treasury securities adjusted to a constant maturity of five years, as made available by the Federal Reserve Board, with a minimum of 4.9%. The fixed monthly payment includes principal and interest. The mortgage loan agreement for the Hanover Square property includes covenants to (i) maintain a Debt Service Coverage Ratio (“DSCR”) in excess of 1.35 to 1.00 and (ii) maintain a loan-to-value of real estate ratio of 75%. As of December 31, 2018, the Company believes that it is complaint with these covenants.

For the Franklin Square Property mortgage payable, interest expense was $680,242 and $512,482 for the years ended December 31, 2018 and 2017, respectively. Amortization of capitalized issuance costs was $18,552 and $12,369 for the years ended December 31, 2018 and 2017, respectively. Interest accrued as of December 31, 2018 and 2017 was $57,774 and $57,774, respectively. As of December 31, 2018 and 2017, accumulated amortization of capitalized issuance costs was $30,921 and $12,369, respectively.

For the Hampton Inn Property mortgage payable, interest expense was $761,544 and $137,726 for the years ended December 31, 2018 and 2017, respectively. Payments received from the interest rate protection transaction (see note below) were recorded as a reduction of interest expense and were $12,330 and $0 for the years ended December 31, 2018 and 2017, respectively. Amortization of capitalized issuance costs was $139,560 and $23,261 for the years ended December 31, 2018 and 2017, respectively. Interest accrued as of December 31, 2018 and 2017 was $0 and $59,331, respectively. As of December 31, 2018 and 2017 accumulated amortization of capitalized issuance costs was $162,821 and $23,261, respectively.

For the Hanover Square Property mortgage payable, interest expense was $280,377 and $0 for the years ended December 31, 2018 and 2017, respectively. Amortization of capitalized issuance costs was $8,488 and $0 for the years ended December 31, 2018 and 2017, respectively. Interest accrued as of December 31, 2018 and 2017 was $0 and $0, respectively. As of December 31, 2018 and 2017 accumulated amortization of capitalized issuance costs was $8,488 and $0, respectively.

Interest rate protection transaction

On November 3, 2017, the Company entered into an Interest Rate Protection Transaction to limit the Company’s exposure to increases in interest rates on the variable rate mortgage loan on the Hampton Inn Property. Under this agreement, the Company’s interest rate exposure is capped at 7 percent if USD 1‑Month LIBOR BBA exceeds 2 percent. USD 1‑Month LIBOR was 2.51988 percent and 1.56775 percent as of December 31, 2018 and 2017, respectively. In accordance with the guidance on derivatives and hedging, the Company records all derivatives on the balance sheet at fair value. As of December 31, 2018 and 2017, respectively, the fair value of the interest Rate Protection Transaction was $126,797 and $83,436. The Company reports the changes in the fair value of the derivative in other income.

Beginning in July 2018, the USD 1-Month LIBOR BBA rate exceeded two percent and remained in excess of two percent on each subsequent monthly valuation date from July 2018 through December 31, 2018. Accordingly, the Company received the following payments under the Interest Rate Protection Transaction, all of which were recorded as a reduction to interest expense:

	Payment		Payment
Period	Received	Period	Received
July 2018	$1,104	October 2018	$2,209
August 2018	$1,141	November 2018	$3,423
September 2018	$1,141	December 2018	$3,312

Notes payable, short term and related party notes payable, short term

As of December 31, 2018, the Company had no notes payable, short term or related party notes payable, short term outstanding. As of December 31, 2017, the company had a short-term note payable outstanding to Virginia Commonwealth Bank in the principal amount of $1,500,000 with a fixed interest rate of 4.223 percent per annum. .

During the year ended December 31, 2018, the Company accrued $27,485 in interest on the Virginia Commonwealth Bank loan, which included a loan fee of $22,500 which was recorded as interest expense, and $4,985 in interest. During the year ended December 31, 2017, the Company accrued interest of $9,971.

On January 29, 2018, the Company repaid the short-term note payable, with interest. Interest paid on this loan during 2018 totaled $37,456, which included the $9,971 of interest accrued during the year ended December 31, 2017, the loan fee of $22,500, which was paid at the time of the principal repayment and which was recorded as interest expense and the $4,985 of interest accrued in January 2018.

As of December 31, 2018 and 2017, respectively, the Company had the following related party short-term notes payable outstanding:

	December 31,
	2018	2017
Loan payable to Medalist Fund I (a)	$—	$252,000
Loan payable to Medalist Fund II (a)	—	150,000
Loan payable to Medalist Properties 8 (b)	—	125,538
Loan payable to K&R Automotive (a)	—	100,000
Loan payable to Medalist Fund I-B (a)	—	50,000
	$—	$677,538

(a)	Interest rate of 5 percent for the term of the loan
(b)	Short term loan from seller of Hampton Inn Property which did not bear interest

Each loan was issued on November 2, 2017 and the proceeds were used to fund the purchase of the Hampton Inn Property. During the year ended December 31, 2018, the Company accrued $9,200 in interest on the related party short-term notes payable. During the year ended December 31, 2017, the Company accrued $18,400 in interest. All of these loans were repaid, with interest, on January 29, 2018, as follows:

	Principal	Interest
Loan payable to Medalist Fund I (a)	$252,000	$12,600
Loan payable to Medalist Fund II (a)	150,000	7,500
Loan payable to Medalist Properties 8 (b)	125,538	—
Loan payable to K&R Automotive (a)	100,000	5,000
Loan payable to Medalist Fund I-B (a)	50,000	2,500
	$677,538	$27,600

(a)	Interest rate of 5 percent for the term of the loan
(b)	Short term loan from seller of Hampton Inn Property which did not bear interest.

On a weighted average basis, the effective interest rate on the short-term loans payable was 8.0 percent per annum.

Debt Maturity

The Company’s scheduled principal repayments on indebtedness as of December 31, 2018 are as follows:

2019	$192,446
2020	10,801,019
2021	14,487,444
2022	223,242
2023	234,589
Thereafter	7,708,822
Total Maturities	$33,647,562
Less Unamortized Issuance Costs	(411,165)
Outstanding Loans	$33,236,397